Financial assets at fair value through other comprehensive income - Changes in fair value (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Opening balance	€ 836,747
Closing balance	876,444	€ 836,747
Debt securities [member]
Disclosure of financial assets [line items]
Opening balance	89,670
Closing balance	81,323	89,670
FVOCI [member]
Disclosure of financial assets [line items]
Opening balance	69,730	82,912
Effect of changes in accounting policy	(32,129)
Additions	10,518	21,601
Amortisation	(12)	(146)
Transfers and reclassifications	2	7
Changes in unrealised revaluations	(1,123)	(1,009)
Impairments		(6)
Reversals of impairments	16	3
Disposals and redemptions	(15,656)	32,788
Exchange rate differences	(124)	(843)
Changes in the composition of the group and other changes	1	(1)
Closing balance	31,223	69,730
FVOCI [member] | Equity securities [member]
Disclosure of financial assets [line items]
Opening balance	3,983	4,024
Effect of changes in accounting policy	(184)
Additions	33	325
Transfers and reclassifications	1	7
Changes in unrealised revaluations	(463)	21
Impairments		(6)
Disposals and redemptions	178	79
Exchange rate differences	35	(308)
Changes in the composition of the group and other changes		(1)
Closing balance	3,228	3,983
FVOCI [member] | Debt securities [member]
Disclosure of financial assets [line items]
Opening balance	65,747	78,888
Effect of changes in accounting policy	(31,945)
Additions	10,486	21,276
Amortisation	(12)	(146)
Transfers and reclassifications	1
Changes in unrealised revaluations	(660)	(1,030)
Reversals of impairments	16	3
Disposals and redemptions	(15,478)	(32,709)
Exchange rate differences	(159)	(535)
Changes in the composition of the group and other changes	1
Closing balance	€ 27,995	€ 65,747